Stock-Based Compensation - Options Activity (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding (in shares)		7,611,258	5,963,100
Granted (in shares)	0	229,053	2,181,900
Exercised (in shares)		(577,153)	(457,341)
Forfeited (in shares)		(198,213)	(76,401)
Outstanding (in shares)	7,064,945	7,064,945	7,611,258	5,963,100
Options exercisable (in shares)	3,346,067	3,346,067	2,804,358
Weighted-Average Exercise Price
Outstanding (in USD per share)		$ 1.37	$ 1.00
Granted (in USD per share)		12.37	2.22
Exercised (in USD per share)		1.18	0.55
Forfeited (in USD per share)		2.35	1.23
Outstanding (in USD per share)	$ 1.72	1.72	1.37	$ 1.00
Options exercisable (in USD per share)	$ 1.02	$ 1.02	$ 0.87
Weighted-Average Remaining Contractual Term
Outstanding		7 years 10 months 2 days	8 years 4 months 24 days	9 years 14 days
Options exercisable		7 years 11 months 26 days	7 years 7 months 6 days